Goodwill and intangible assets - Intangible asset assumptions (Details)	Dec. 31, 2021	Dec. 31, 2020
Surgical
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Discount rate (post-tax)	7.00%	7.50%
Vision Care
Disclosure of detailed information about intangible assets [line items]
Terminal growth rate	3.00%	3.00%
Discount rate (post-tax)	6.50%	7.00%